Provisions - Sensitivity analysis of inbound and outbound claims (Details) $ in Millions	Jun. 30, 2019 USD ($) policy
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Reasonably possible increase in number of inbound claims	100,000
Reasonably possible decrease in number of inbound claims	100,000
Increase (decrease) in redress provision due to reasonably possible increase in inbound claims | $	$ 211
Reasonably possible increase in number of information requests	50,000
Reasonably possible decrease in number of information requests	50,000
Increase (decrease) in redress provision due to reasonably possible increase in information requests | $	$ 18